UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

APPRECIATION FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.5%
Johnson Controls Inc.	593,560	$22,786,769

Automobiles - 0.2%
General Motors Co.	183,700	6,703,213	*

Hotels, Restaurants & Leisure - 1.7%
Marcus Corp.	1,074,870	12,737,210
McDonald’s Corp.	588,320	43,341,534
Yum! Brands Inc.	400,590	18,731,588

Total Hotels, Restaurants & Leisure		74,810,332

Internet & Catalog Retail - 0.9%
Amazon.com Inc.	243,170	41,251,359	*

Media - 4.9%
Cablevision Systems Corp., New York Group, Class A Shares	1,099,900	37,231,615
Comcast Corp., Class A Shares	3,397,360	77,289,940
Walt Disney Co.	2,697,560	104,854,157

Total Media		219,375,712

Specialty Retail - 2.1%
Home Depot Inc.	1,577,750	58,013,867
Staples Inc.	1,631,160	36,391,180

Total Specialty Retail		94,405,047

TOTAL CONSUMER DISCRETIONARY		459,332,432

CONSUMER STAPLES - 10.8%
Beverages - 1.8%
Coca-Cola Co.	688,280	43,258,398
PepsiCo Inc.	599,450	38,550,629

Total Beverages		81,809,027

Food & Staples Retailing - 3.3%
CVS Caremark Corp.	872,360	29,834,712
Wal-Mart Stores Inc.	2,056,800	115,324,776

Total Food & Staples Retailing		145,159,488

Food Products - 2.7%
General Mills Inc.	902,470	31,387,907
H.J. Heinz Co.	800,000	38,000,000
Kraft Foods Inc., Class A Shares	1,601,290	48,951,435

Total Food Products		118,339,342

Household Products - 3.0%
Kimberly-Clark Corp.	596,980	38,642,516
Procter & Gamble Co.	1,498,640	94,609,143

Total Household Products		133,251,659

TOTAL CONSUMER STAPLES		478,559,516

ENERGY - 10.5%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	241,590	21,499,094
Weatherford International Ltd.	1,665,630	39,508,744	*

Total Energy Equipment & Services		61,007,838

Oil, Gas & Consumable Fuels - 9.1%
Apache Corp.	182,574	21,792,033
Chevron Corp.	380,790	36,148,395
El Paso Corp.	3,591,230	57,028,732
Exxon Mobil Corp.	1,900,000	153,292,000
Newfield Exploration Co.	562,490	41,157,393	*
Petrohawk Energy Corp.	1,300,000	26,065,000	*
Petroleo Brasileiro SA, ADR	496,560	18,238,649
Spectra Energy Corp.	1,757,071	46,087,972
Suncor Energy Inc.	102,020	4,234,850

Total Oil, Gas & Consumable Fuels		404,045,024

TOTAL ENERGY		465,052,862

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
EXCHANGE TRADED FUNDS - 0.3%
SPDR Gold Trust	99,640	$12,940,247	*

FINANCIALS - 14.3%
Capital Markets - 1.1%
Charles Schwab Corp.	1,904,000	34,367,200
Goldman Sachs Group Inc.	89,410	14,629,264

Total Capital Markets		48,996,464

Commercial Banks - 1.2%
Wells Fargo & Co.	1,669,570	54,127,459

Diversified Financial Services - 3.2%
Bank of America Corp.	2,463,010	33,817,127
Citigroup Inc.	8,136,720	39,218,990	*
JPMorgan Chase & Co.	1,571,910	70,641,636

Total Diversified Financial Services		143,677,753

Insurance - 6.0%
Berkshire Hathaway Inc., Class A Shares	684	83,738,700	*
MetLife Inc.	536,065	24,535,695
Travelers Cos. Inc.	2,797,280	157,374,973

Total Insurance		265,649,368

Real Estate Investment Trusts (REITs) - 2.1%
Annaly Capital Management Inc.	2,597,820	46,319,131
Chimera Investment Corp.	11,000,000	46,200,000

Total Real Estate Investment Trusts (REITs)		92,519,131

Real Estate Management & Development - 0.7%
Forest City Enterprises Inc., Class A Shares	1,871,950	31,654,675	*

TOTAL FINANCIALS		636,624,850

HEALTH CARE - 7.9%
Biotechnology - 0.8%
Amgen Inc.	650,000	35,802,000	*

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	1,030,030	36,936,876

Pharmaceuticals - 6.3%
Abbott Laboratories	686,970	31,023,565
Bristol-Myers Squibb Co.	973,390	24,509,960
Johnson & Johnson	1,207,310	72,160,918
Merck & Co. Inc.	1,533,740	50,874,156
Novartis AG, ADR	884,250	49,394,205
Pfizer Inc.	2,788,390	50,804,466

Total Pharmaceuticals		278,767,270

TOTAL HEALTH CARE		351,506,146

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.0%
Honeywell International Inc.	870,550	48,759,505
Raytheon Co.	773,950	38,689,761

Total Aerospace & Defense		87,449,266

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	1,000,000	71,620,000

Commercial Services & Supplies - 1.3%
Waste Management Inc.	1,546,990	58,584,511

Industrial Conglomerates - 6.6%
3M Co.	690,380	60,698,210
General Electric Co.	3,743,880	75,401,743
McDermott International Inc.	1,188,850	24,704,303	*
Tyco International Ltd.	872,930	39,133,452
United Technologies Corp.	1,119,990	91,055,187

Total Industrial Conglomerates		290,992,895

Machinery - 0.7%
Eaton Corp.	298,180	32,191,513

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Road & Rail - 0.8%
Norfolk Southern Corp.	591,469	$36,191,988

TOTAL INDUSTRIALS		577,030,173

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.0%
Cisco Systems Inc.	3,497,430	73,970,645	*
Motorola Solutions Inc.	380,470	14,750,822	*

Total Communications Equipment		88,721,467

Computers & Peripherals - 2.6%
Apple Inc.	276,540	93,835,553	*
EMC Corp.	983,395	24,476,701	*

Total Computers & Peripherals		118,312,254

Internet Software & Services - 3.3%
eBay Inc.	1,019,860	30,962,950	*
Google Inc., Class A Shares	125,840	75,549,302	*
VeriSign Inc.	1,184,740	39,866,501

Total Internet Software & Services		146,378,753

IT Services - 3.4%
Automatic Data Processing Inc.	970,130	46,469,227
International Business Machines Corp.	449,540	72,825,480
Visa Inc., Class A Shares	431,900	30,168,215

Total IT Services		149,462,922

Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV, New York Registered Shares	342,750	14,398,927
Intel Corp.	1,681,050	36,075,333
Texas Instruments Inc.	912,480	30,942,197

Total Semiconductors & Semiconductor Equipment		81,416,457

Software - 4.4%
Citrix Systems Inc.	464,780	29,364,800	*
Microsoft Corp.	3,818,260	105,861,259
Oracle Corp.	1,900,000	60,857,000

Total Software		196,083,059

TOTAL INFORMATION TECHNOLOGY		780,374,912

MATERIALS - 6.7%
Chemicals - 5.8%
Celanese Corp., Series A Shares	1,770,390	73,453,481
E.I. du Pont de Nemours & Co.	639,210	32,395,163
Ecolab Inc.	499,540	24,822,143
Monsanto Co.	368,220	27,019,983
Potash Corp. of Saskatchewan Inc.	121,210	21,548,714
PPG Industries Inc.	949,140	79,993,519

Total Chemicals		259,233,003

Paper & Forest Products - 0.9%
International Paper Co.	1,332,560	38,484,333

TOTAL MATERIALS		297,717,336

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
AT&T Inc.	2,388,200	65,723,264
Verizon Communications Inc.	999,090	35,587,585

Total Diversified Telecommunication Services		101,310,849

Wireless Telecommunication Services - 0.6%
American Tower Corp., Class A Shares	555,530	28,254,256	*

TOTAL TELECOMMUNICATION SERVICES		129,565,105

UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp.	257,080	15,499,353

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,954,275,461)		4,204,202,932

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 5.5%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $6,874,040; (Fully collateralized by various U.S. government agency obligations, 4.400% to 5.000% due 5/11/17 to 3/2/20; Market value - $7,011,511)	0.210%	2/1/11	$6,874,000	$6,874,000
Interest in $358,401,000 joint tri-party repurchase agreement dated 1/31/11 with Barclays Capital Inc.; Proceeds at maturity - $238,140,389; (Fully collateralized by various U.S. government obligations, 0.750% to 4.125% due 11/30/11 to 5/15/15; Market value - $242,901,848)	0.210%	2/1/11	238,139,000	238,139,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $245,013,000)				245,013,000

TOTAL INVESTMENTS - 100.0% (Cost - $3,199,288,461#)				4,449,215,932
Liabilities in Excess of Other Assets - 0.0%				(337,901)

TOTAL NET ASSETS - 100.0%				$4,448,878,031

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Appreciation Fund (the “Fund”), is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,204,202,932	—	—	$4,204,202,932
Short-term investments†	—	$245,013,000	—	245,013,000

Total investments	$4,204,202,932	$245,013,000	—	$4,449,215,932

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all

Notes to schedule of investments (unaudited) (continued)

times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,291,417,227
Gross unrealized depreciation	(41,489,756)

Net unrealized appreciation	$1,249,927,471

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 23, 2011